Financial Assets and Financial Liabilities	12 Months Ended
Jun. 30, 2026
Financial Assets and Financial Liabilities [Abstract]
Financial assets and financial liabilities

Note 8. Financial assets and financial liabilities

(a)	Cash and cash equivalents

	30 June 2026	30 June 2025
	A$	A$
Cash at Bank and in hand:
Cash at bank and in hand	9,017,814	2,830,526
Total	9,017,814	2,830,526

(b)	Trade and other receivables

	30 June 2026	30 June 2025
	A$	A$
Current
Trade receivables[1]	638,773	826,857
Loss allowance	(11,968)	(35,466)
Accrued income – Australian R&D tax incentive refund[2]	782,313	1,110,514
Other receivables	-	23,688
Total	1,409,118	1,925,593

[1]	All trade receivables are non-interest bearing.

[2]	Receivables from the Australian Tax Office in relation to R&D tax incentive refund for the year.

(c)	Financial assets

The group classifies the following as financial assets recognised at fair value through profit or loss (FVPL) as part of Immuron’s strategic investment in Ateria:

●	Immuron was entitled to 735,000 share options with a total exercise price of £1,470,000, expiring on 31 July 2023, which Immuron subsequently elected not to exercise; and

●	On 22 February 2024 Immuron received 471,306 shares in Ateria upon satisfying performance milestones.

Financial assets mandatorily measured at FVPL were $NIL as at 30 June 2026 (30 June 2025: $NIL). The 471,306 shares received on 22 February 2024 also have $NIL value given the impairment of the investment.

(i)	Amounts recognised in profit or loss

During the year, the following losses were recognised in profit or loss:

	30 June 2026	30 June 2025	30 June 2024
	A$	A$	A$
Fair value losses to financial assets	-	-	(557,676)

(d) Other current assets

	30 June 2026	30 June 2025
	A$	A$

Prepayments	258,197	442,800
Term deposits	-	3,036,278
Other current assets	-	7,666
Total	258,197	3,486,744

For the year ended 30 June 2025, the group entered into a 90-day fixed term deposit earning interest at a rate of 4.52% per annum, which matured on 27 July 2025. Term deposits are presented as Other Current Assets as they are not considered highly liquid instruments readily convertible to cash and cash equivalents. The deposit was held to maturity in accordance with the group’s investment policy.

(e) Trade and other payables

	30 June 2026 A$	30 June 2025 A$
Current
Trade payables	885,884	1,006,664
Accrued expenses	435,722	492,853
Other payables	23,879	29,918
Total	1,345,485	1,529,435